Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 11, 2017
Registrant Name	dei_EntityRegistrantName	IndexIQ ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001415995
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 11, 2017
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2017
Prospectus Date	rr_ProspectusDate	May 15, 2017